UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Preferred Income Fund II

QUARTERLY PORTFOLIO HOLDINGS

4.30.2011

Ticker | **HPF**

John Hancock Preferred Income Fund II
As of 4-30-11 (Unaudited)

	Shares	Value
Preferred Securities (a) 136.24% (93.63% of Total Investments)		$609,290,879

(Cost $607,344,541)

Consumer Discretionary 10.12%		45,274,152

Media 10.12%
CBS Corp., 6.750% (L)(Z)	198,700	5,044,993
Comcast Corp., 6.625% (Z)	118,500	3,043,080
Comcast Corp., Series B, 7.000% (L)(Z)	610,000	15,670,900
Viacom, Inc., 6.850% (L)(Z)	834,245	21,515,179

Consumer Staples 2.96%		13,255,008

Food & Staples Retailing 2.96%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)(Z)	160,000	13,255,008

Energy 7.86%		35,158,212

Oil, Gas & Consumable Fuels 7.86%
Apache Corp., Series D, 6.000%	85,100	5,989,338
Nexen, Inc., 7.350% (Z)	1,151,100	29,168,874

Financials 73.36%		328,053,210

Capital Markets 8.62%
Credit Suisse Guernsey, 7.900% (Z)	319,000	8,715,080
Lehman Brothers Holdings Capital Trust III, Series K, 6.375% (I)	177,000	7,257
Lehman Brothers Holdings Capital Trust V, Series M, 6.000% (I)	46,600	1,864
Lehman Brothers Holdings, Inc., Depositary Shares, Series C,
5.940% (I)	145,200	7,260
Morgan Stanley Capital Trust III, 6.250% (Z)	290,000	7,087,600
Morgan Stanley Capital Trust IV, 6.250% (Z)	161,800	3,912,324
Morgan Stanley Capital Trust V, 5.750% (Z)	355,000	8,367,350
Morgan Stanley Capital Trust VII, 6.600%	47,200	1,159,704
The Goldman Sachs Group, Inc., 6.125% (Z)	312,200	7,689,486
The Goldman Sachs Group, Inc., Series B, 6.200%	63,300	1,581,234

Commercial Banks 16.40%
Barclays Bank PLC, Series 3, 7.100% (L)(Z)	375,000	9,600,000
Barclays Bank PLC, Series 5, 8.125% (L)(Z)	330,000	8,778,000
HSBC Holdings PLC, Series A, 6.200% (Z)	254,600	6,204,602
Royal Bank of Scotland Group PLC, Series L, 5.750% (Z)	480,000	9,144,000
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%	329,000	9,471,910
Santander Holdings USA, Inc., Series C, 7.300%	105,567	2,640,231
USB Capital VIII, Series 1, 6.350% (Z)	233,500	5,874,860
USB Capital X, 6.500%	30,300	765,681
USB Capital XI, 6.600%	190,000	4,862,100
Wells Fargo & Company, 8.000% (L)(Z)	554,500	16,019,505

Consumer Finance 4.51%
HSBC Finance Corp., 6.000% (Z)	72,200	1,812,220
HSBC Finance Corp., 6.875% (Z)	310,900	7,809,808
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	143,200	3,408,160
SLM Corp., 6.000% (Z)	196,800	4,244,976
SLM Corp., Series A, 6.970% (Z)	64,000	2,908,800

Diversified Financial Services 24.70%
BAC Capital Trust II, 7.000% (Z)	22,400	556,864

1

John Hancock Preferred Income Fund II
As of 4-30-11 (Unaudited)

	Shares	Value
Financials (continued)

Citigroup Capital VIII, 6.950% (L)(Z)	660,000	$16,486,800
Citigroup Capital XIII (7.875% to 10/30/2015, then 3 month LIBOR +
6.370%), 7.875%	19,000	527,440
Corporate Backed Trust Certificates, Series HSBC, 6.250% (Z)	45,400	1,097,318
Deutsche Bank Capital Funding Trust X, 7.350%	131,900	3,383,235
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	161,000	4,012,120
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	382,500	10,220,400
Fleet Capital Trust VIII, 7.200% (Z)	332,000	8,356,440
General Electric Capital Corp., 6.000%	25,100	641,305
General Electric Capital Corp., 6.050%	23,000	593,400
ING Groep NV, 7.050% (L)(Z)	775,700	18,422,875
JPMorgan Chase Capital XXIX, 6.700%	665,377	17,366,340
Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	360,400	8,966,752
Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	172,200	4,298,112
Merrill Lynch Preferred Capital Trust V, 7.280% (Z)	275,000	6,888,750
RBS Capital Funding Trust V, 5.900% (Z)	398,000	6,332,180
RBS Capital Funding Trust VII, 6.080% (Z)	145,000	2,298,250

Insurance 11.89%
Aegon NV, 6.375% (L)(Z)	355,000	8,257,300
American Financial Group, Inc., 7.000%	258,000	6,576,420
MetLife, Inc., Series B, 6.500% (L)(Z)	783,400	20,015,870
Phoenix Companies, Inc., 7.450% (L)(Z)	229,300	5,216,575
PLC Capital Trust IV, 7.250% (Z)	390,500	9,758,595
Prudential PLC, 6.500% (Z)	103,000	2,576,030
RenaissanceRe Holdings Ltd., Series C, 6.080% (Z)	32,500	753,350

Real Estate Investment Trusts 5.82%
Duke Realty Corp., Depositary Shares, Series J, 6.625% (Z)	449,400	10,821,552
Duke Realty Corp., Depositary Shares, Series K, 6.500% (Z)	110,000	2,615,800
Duke Realty Corp., Depositary Shares, Series L, 6.600% (Z)	109,840	2,638,357
Public Storage, Inc., Depositary Shares, Series Q, 6.500%	135,800	3,430,308
Public Storage, Inc., Depositary Shares, Series X, 6.450% (Z)	30,000	744,300
Public Storage, Inc., Series P, 6.500%	52,000	1,314,560
Wachovia Preferred Funding Corp., Series A, 7.250% (Z)	170,000	4,450,600

Thrifts & Mortgage Finance 1.42%
Federal National Mortgage Association, Series S, 7.750% (I)	75,000	153,000
Sovereign Capital Trust V, 7.750% (Z)	242,500	6,208,000

Telecommunication Services 7.98%		35,687,505

Wireless Telecommunication Services 7.98%
Telephone & Data Systems, Inc., 6.625% (Z)	155,000	3,813,000
Telephone & Data Systems, Inc., 6.875%	49,000	1,225,000
Telephone & Data Systems, Inc., 7.000%	281,000	7,047,480
Telephone & Data Systems, Inc., Series A, 7.600%	376,766	9,464,362
United States Cellular Corp., 7.500% (Z)	559,243	14,137,663

Utilities 33.96%		151,862,792

Electric Utilities 18.05%
Duquesne Light Company, 6.500% (Z)	98,450	4,839,438
Entergy Arkansas, Inc., 5.750%	66,400	1,660,000
Entergy Louisiana LLC, 5.875%	183,700	4,629,240

2

John Hancock Preferred Income Fund II
As of 4-30-11 (Unaudited)

			Shares	Value
Utilities (continued)

Entergy Louisiana LLC, 6.000%			185,000	$4,895,100
Entergy Mississippi, Inc., 6.000%			105,525	2,606,468
Entergy Mississippi, Inc., 6.200%			97,500	2,530,125
Entergy Texas, Inc., 7.875%			37,400	1,089,836
FPC Capital I, Series A, 7.100% (Z)			368,000	9,479,680
FPL Group Capital Trust I, 5.875% (Z)			267,800	6,775,340
Georgia Power Capital Trust VII, 5.875% (Z)			95,000	2,385,450
HECO Capital Trust III, 6.500% (Z)			187,750	4,834,563
NSTAR Electric Company, 4.780% (Z)			15,143	1,281,476
PPL Corp., 9.500%			242,000	13,716,560
PPL Energy Supply, LLC, 7.000% (Z)			626,184	15,880,026
Southern California Edison Company, Series C, 6.000% (Z)			20,000	1,893,750
Westar Energy, Inc., 6.100% (Z)			87,700	2,237,227

Multi-Utilities 15.91%
Baltimore Gas & Electric Company, Series 1995, 6.990% (Z)			39,870	4,111,594
BGE Capital Trust II, 6.200% (Z)			479,000	11,951,050
DTE Energy Trust I, 7.800% (Z)			287,200	7,596,440
Interstate Power & Light Company, Series B, 8.375% (L)(Z)			699,350	20,295,137
SCANA Corp., 7.700% (Z)			538,900	15,024,532
Xcel Energy, Inc., 7.600% (Z)			448,000	12,149,760

		Maturity	Par value
	Rate (%)	date		Value

Capital Preferred Securities (b) 3.07% (2.11% of Total Investments)				$13,750,599

(Cost $14,688,460)

Utilities 3.07%				13,750,599

Multi-Utilities 3.07%
Dominion Resources Capital Trust I (L)(Z)	7.830	12/01/27	$8,450,000	8,706,424
Dominion Resources Capital Trust III (L)(Z)	8.400	01/15/31	5,000,000	5,044,175

			Shares	Value

Common Stocks 3.89% (2.67% of Total Investments)				$17,374,521

(Cost $14,625,919)

Telecommunication Services 1.94%				8,651,883

Diversified Telecommunication Services 1.94%
AT&T, Inc.			125,000	3,889,998
Frontier Communications Corp.			27,604	228,285
Verizon Communications, Inc.			120,000	4,533,600

Utilities 1.95%				8,722,638

Electric Utilities 1.84%
FirstEnergy Corp.			145,000	5,794,200
UIL Holding Corp.			75,900	2,415,138

Multi-Utilities 0.11%
National Grid PLC, SADR			10,000	513,300

3

John Hancock Preferred Income Fund II
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 2.32% (1.59% of Total Investments)				$10,365,375

(Cost $10,369,514)

Energy 2.32%				10,365,375

Oil, Gas & Consumable Fuels 2.32%
Southern Union Company (7.200% to 11/01/2011, then 3
month LIBOR + 3.018%) (L)(Z)	7.200	11/01/66	$10,550,000	10,365,375

Total investments (Cost $647,028,434)† 145.52%				$650,781,374

Other assets and liabilities, net (45.52%)				($203,567,947)

Total net assets 100.00%				$447,213,427

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

SADR Sponsored American Depositary Receipts

(a) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(b) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 4-30-11. Total value of securities on loan at 4-30-11 was $163,875,198.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 4-30-11 was $470,019,189.

† At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $647,257,030. Net unrealized appreciation aggregated $3,524,344, of which $31,220,418 related to appreciated investment securities and $27,696,074 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total investments on 4-30-11:

United States	84%
United Kingdom	6%
Canada	4%
Netherlands	4%
Switzerland	1%
Bermuda	1%

4

John Hancock Preferred Income Fund II
As of 4-30-11 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	4-30-11	Price	Inputs	Inputs

Preferred Securities
Consumer Discretionary	$45,274,152	$45,274,152	—	—
Consumer Staples	13,255,008	—	$13,255,008	—
Energy	35,158,212	35,158,212	—	—
Financials	328,053,210	328,045,950	7,260	—
Telecommunication Services	35,687,505	35,687,505	—	—
Utilities	151,862,792	139,736,534	12,126,258	—
Capital Preferred Securities
Utilities	13,750,599	—	13,750,599	—
Common Stocks
Telecommunication Services	8,651,883	8,651,883	—	—
Utilities	8,722,638	8,722,638	—	—
Corporate Bonds
Energy	10,365,375	—	10,365,375	—

Total Investments in Securities	$650,781,374	$601,276,874	$49,504,500	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended April 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various

5

John Hancock Preferred Income Fund II
As of 4-30-11 (Unaudited)

times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund II.

P11Q3 4/11
6/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: June 20, 2011

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: June 20, 2011